Intangible assets - Changes (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Goodwill
Balance as at beginning of year	$ 8,397	$ 8,895
Disposals (refer to Note 36)	(243)
Impairment	(571)	(498)
Other adjustments	16
Balance as at end of year	7,599	8,397
Computer software
Intangible assets other than goodwill
Balance as at beginning of year	2,430	2,365
Additions	740	1,035
Impairment	(485)	(171)
Amortisation	(755)	(799)
Other adjustments	(90)
Balance as at end of year	1,840	2,430
Parent Entity
Goodwill
Balance as at beginning of year	6,728	6,844
Impairment	(487)	(116)
Balance as at end of year	6,241	6,728
Parent Entity | Computer software
Intangible assets other than goodwill
Balance as at beginning of year	2,266	2,207
Additions	638	955
Impairment	(475)	(165)
Amortisation	(696)	(731)
Other adjustments	(80)
Balance as at end of year	$ 1,653	$ 2,266